Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2016
Trade Accounts Receivable, Net
Trade Accounts Receivable, Net

5.         Trade Accounts Receivable, Net

Trade receivable consists of receivables resulting from sales of products during the normal course of business.  Trade accounts receivable at end of years presented consisted of the following:

	As of December 31,
	2015	2016	2016
	(RMB)	(RMB)	($)
Trade accounts receivable	515,520,269	415,621,572	59,913,734
Less: Allowance for doubtful accounts	—	—	—

Total trade accounts receivable, net	515,520,269	415,621,572	59,913,734

As of December 31, 2015 and 2016, no trade accounts receivables were pledged as collateral for borrowings from financial institutions.